Income tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax

9. Income tax

The Group is entitled to claim tax credits in the U.K. under the U.K. R&D small or medium-sized enterprise (SME) scheme, which provides additional taxation relief for qualifying expenditure on R&D activities and includes an option to surrender a portion of tax losses arising from qualifying activities in return for a cash payment from HM Revenue & Customs (HMRC). The amount included in the financial statements represents the credit receivable by the Group for the year. The claims in respect of the year ended December 31, 2016 were received by the Group in May 2017. The claims in respect of the year ended December 31, 2017 were received by the Group in August 2018. In the year ended December 31, 2018 amounts have not yet been agreed with the relevant tax authorities.

	Year ended December 31
	2016	2017	2018
	(in £)
U.K. corporation tax R&D credit	5,331,271	8,152,084	5,277,380

Income tax credit	5,331,271	8,152,084	5,277,380

The charge for the year can be reconciled to the loss per the income statement as follows:

	Year-ended December 31,
	2016	2017	2018
	(in £)
Loss on ordinary activities before income tax	(33,721,551)	(46,951,138)	(37,306,120)
Loss on ordinary activities before tax at the U.K.’s statutory income tax rate of 19% (2017: 19.25%)	6,744,310	9,038,094	7,088,163
Expenses not deductible for tax purposes (permanent differences)	(15,116)	(14,316)	(1,069,606)
Temporary timing differences	(1,300,044)	(711,677)	(276,881)
R&D relief uplift	2,134,107	3,447,474	2,270,777
Losses (unrecognized)	(2,231,986)	(3,784,801)	(2,803,796)
Deferred income from MBG loan guarantee costs	—	177,310	68,723

Tax credit for the year	5,331,271	8,152,084	5,277,380

At December 31, 2018 the Group had tax losses to be carried forward of approximately £50,611,184 (2017: £36,010,916).

Deferred tax

Deferred tax relates to the following:

	December 31,
	2016	2017	2018
	(in £)
Losses	2,778,396	6,121,400	8,603,902
Fixed assets	(9,883)	—	3,011
Other	2,210	—	2,888
Temporary differences trading	—	2,266,798	494,779

Net deferred tax asset	2,770,723	8,388,198	9,104,580

The deferred tax asset has not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise. There is no expiration date for the accumulated tax losses.

A reduction in the rate of U.K. corporation tax to 19% from April 1, 2017 and to 17% from April 1, 2020 has been substantively enacted. The standard rate of corporation tax applied to reported loss is 19% (2017: 19.25%) and any U.K. deferred tax assets and liabilities would be recognized at a rate of 17%.